Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock	Capital Surplus	Cumulative Translation Adjustment	Share Subscriptions Receivable	Share Subscriptions Payable	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2013	100
Beginning Balance, Amount at Dec. 31, 2013		$ 133,193	$ (2,429)		$ 79	$ (84,837)	$ 46,006
Fair value of services rendered by shareholder		14,310					14,310
Issuance of common shares as settlement of debt, Shares	4,691
Issuance of common shares as settlement of debt, Amount		595			3,691		4,286
Effects of Reverse Takeover Transaction (note 1), Shares	2,836,073
Effects of Reverse Takeover Transaction (note 1), Amount	$ 284	(7,248)					(6,964)
Subscription proceeds for shares yet to be issued					383,000		383,000
Net loss						(479,341)	(479,341)
Other comprehensive loss for the year			31,271				31,271
Ending Balance, Shares at Dec. 31, 2014	2,840,864
Ending Balance, Amount at Dec. 31, 2014	$ 284	140,850	28,842		386,770	(564,178)	(7,432)
Fair value of services rendered by shareholder							14,310
Issuance of common shares as settlement of debt, Shares	2,238,866
Issuance of common shares as settlement of debt, Amount	$ 224	308,740					308,964
Effects of Reverse Takeover Transaction (note 1), Shares	37,700,000
Effects of Reverse Takeover Transaction (note 1), Amount	$ 3,770				(3,770)
Issuance of common shares for cash, Shares	5,625,352						3,253,052
Issuance of common shares for cash, Amount	$ 563	822,237			(383,000)		$ 439,800
Issuance of common shares for services rendered, Shares	18,380,000
Issuance of common shares for services rendered, Amount	$ 1,838	2,700,022		(17,500)			2,684,360
Issuance of common shares in exchange for financing, Shares	100,000
Issuance of common shares in exchange for financing, Amount	$ 10	12,813					12,823
Subscription proceeds for shares yet to be issued					88,015		88,015
Net loss						(3,487,757)	(3,487,757)
Other comprehensive loss for the year			(35,054)				(35,054)
Ending Balance, Shares at Dec. 31, 2015	66,885,082
Ending Balance, Amount at Dec. 31, 2015	$ 6,689	$ 3,984,662	$ (6,212)	$ (17,500)	$ 88,015	$ (4,051,935)	$ 3,719
Issuance of common shares for cash, Shares							403,060
Net loss							$ (87,354)
Ending Balance, Amount at Mar. 31, 2016							$ (92,241)